Summary of Significant Accounting Policies (Details) - Schedule of calculation of basic and diluted net income (loss) per common share	10 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
As Previously Report [Member]
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	$ 219,337
Income and Franchise Tax	(176,040)
Net Earnings	$ 43,297
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted (in Shares) | shares	35,000,000
Earnings/Basic and Diluted Redeemable Class A Common Stock (in Dollars per share) | $ / shares	$ 0.00
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$ (408,237)
Redeemable Net Earnings	(43,297)
Non-Redeemable Net Loss	$ (451,534)
Denominator: Weighted Average Non-Redeemable Class B Common Stock
Non-Redeemable Class B Common Stock, Basic and Diluted (in Shares) | shares	8,750,000
Loss/Basic and Diluted Non-Redeemable Class B Common Stock (in Dollars per share) | $ / shares	$ (0.05)
Adjustments [Member]
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income
Net Earnings
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted (in Shares) | shares
Earnings/Basic and Diluted Redeemable Class A Common Stock (in Dollars per share) | $ / shares
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$ (38,860,942)
Redeemable Net Earnings
Non-Redeemable Net Loss	$ (38,860,942)
Denominator: Weighted Average Non-Redeemable Class B Common Stock
Non-Redeemable Class B Common Stock, Basic and Diluted (in Shares) | shares
Loss/Basic and Diluted Non-Redeemable Class B Common Stock (in Dollars per share) | $ / shares	$ (4.44)
As Restated [Member]
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	$ 219,337
Income and Franchise Tax	(176,040)
Net Earnings	$ 43,297
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted (in Shares) | shares	35,000,000
Earnings/Basic and Diluted Redeemable Class A Common Stock (in Dollars per share) | $ / shares	$ 0.00
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$ (39,269,179)
Redeemable Net Earnings	(43,297)
Non-Redeemable Net Loss	$ (39,312,476)
Denominator: Weighted Average Non-Redeemable Class B Common Stock
Non-Redeemable Class B Common Stock, Basic and Diluted (in Shares) | shares	8,750,000
Loss/Basic and Diluted Non-Redeemable Class B Common Stock (in Dollars per share) | $ / shares	$ (4.49)